Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other comprehensive (loss) income, net of tax:
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (634)	$ 346	$ 117
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(13)	13	(43)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	68	(108)	(29)
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	1	0	1
Other comprehensive loss	56	(95)	(71)
Comprehensive income	(578)	251	46
Comprehensive income attributable to noncontrolling interest	1	1	0
Comprehensive income attributable to Momentive Specialty Chemicals Inc.	$ (577)	$ 252	$ 46